Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 71,206	$ 2,965	$ 493
Cost of revenue	(27,381)	(1,356)	(73)
Gross profit	43,825	1,609	420
Expenses
General and administrative expenses	(15,923)	(12,484)	(20,402)
Selling and marketing expenses	(6,998)	(6,460)	(813)
Total operating expenses	(22,921)	(18,944)	(21,215)
Net (loss) income from operations	20,904	(17,335)	(20,795)
Other (expense) income, net	42	(253)	(714)
Interest income	1,326	2,357	5,601
Loss on demolished building facilities			(4,074)
Gain on disposal of property			6,763
Write off of demolished building			(35)
(Loss) income before income tax	22,272	(15,231)	(13,254)
Income tax benefit (expense)	(6,579)	2,040
Consolidated net (loss) income	15,693	(13,191)	(13,254)
Foreign currency translation adjustment	13,597	(3,136)	(10,437)
Other comprehensive (loss) income	13,597	(3,136)	(10,437)
Consolidated comprehensive (loss) income	$ 29,290	$ (16,327)	$ (23,691)
Basic (loss) earnings per share	$ 0.40	$ (0.34)	$ (0.35)
Diluted (loss) earnings per share	$ 0.40	$ (0.34)	$ (0.35)